Investment Objectives and Goals - Roundhill Photonics & Optics ETF	Aug. 03, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Roundhill Photonics & Optics ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks to provide capital appreciation.